Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,125,000
Previously Paid Amount	0.00
Total Fee Amount	631.54
Total Offset Amount	0.00
Net Fee	631.54
Narrative - Max Aggregate Offering Price	$ 4,125,000
Final Prospectus	true